Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and Other Receivables	NOTE 10: TRADE AND OTHER RECEIVABLES

	2022 A$	2021 A$
Current
Other receivables	42,483	192,885
Loss allowance	-	-
	42,483	192,885
GST receivables	21,877	7,327
	64,360	200,212